Annual Fund Operating Expenses - First Trust TCW Emerging Markets Debt ETF - First Trust TCW Emerging Market Debt ETF	Jan. 03, 2022
Operating Expenses:
Management Fees	0.95%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.96%
Fee Waiver	0.10%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.86%

[1]	Pursuant to a contractual agreement, First Trust Advisors L.P., the Fund's investment advisor, has agreed to waive management fees of 0.10% of average daily net assets until February 10, 2023. The waiver agreement may be terminated by action of the Trust's Board of Trustees at any time upon 60 days' written notice by the Trust, on behalf of the Fund, or by the Fund's investment advisor only after February 10, 2023.